Subsequent Events (Details Narrative) (10-K) - USD ($)															3 Months Ended		12 Months Ended
	Mar. 16, 2021	Feb. 25, 2021	Feb. 24, 2021	Feb. 23, 2021	Feb. 19, 2021	Feb. 12, 2021	Feb. 10, 2021	Feb. 09, 2021	Feb. 08, 2021	Feb. 02, 2021	Jan. 27, 2021	Jan. 25, 2021	Jan. 06, 2021	Oct. 14, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 15, 2020	Nov. 18, 2020	Aug. 17, 2020	Apr. 15, 2020	Mar. 05, 2020
Proceeds from investor															$ 65,250	$ 83,204	$ 299,173	$ 12,900
Debt principal amount																				$ 100,000
Proceeds from convertible debt															100,000	497,250	1,502,250	676,000
Debt interest rate																				5.00%
Proceeds from issuance of common stock															653,605			940,000
Fixed conversion price																				$ 0.01
Shares issued upon conversion															1,523,258	1,324,510	14,359,446
Proceeds from issuance of preferred stock															$ 160,000		$ 50,000
Common stock, shares authorized					1,800,000,000										1,800,000,000		1,800,000,000	1,800,000,000	1,800,000,000		1,500,000,000	750,000,000	250,000,000
Reverse stock split					Not less than 1-for-10 and not more than 1-for-2,000									1-for-750
Series B Preferred Stock [Member]
Shares issued during the period, new issues															23,460
Subsequent Event [Member]
Proceeds from issuance of common stock	$ 490,000
Proceeds from issuance of preferred stock	$ 110,000
Common stock, shares authorized				1,800,000,000
Reverse stock split				Ratio of not less than 1-for-10 and not more than 1-for-2,000, (the "Reverse Split")
Subsequent Event [Member] | Minimum [Member]
Decrease in number of common stock shares authorized				10,000,000
Subsequent Event [Member] | Maximum [Member]
Decrease in number of common stock shares authorized				1,000,000,000
Subsequent Event [Member] | Promissory Note [Member]
Debt converted into common stock value							$ 200,000	$ 120,000			$ 45,150
Debt converted into common stock shares							40,000,000	34,285,714			12,541,667
Subsequent Event [Member] | Quick Capital, LLC [Member]
Shares issued during the period, new issues												5,725,000
Subsequent Event [Member] | Triton Funds LP [Member]
Shares issued during the period, new issues							41,666,667				41,666,667
Proceeds from issuance of common stock							$ 250,000				$ 240,000
Subsequent Event [Member] | Maxim Partners LLC [Member]
Shares issued during the period, new issues										20,684,000
Subsequent Event [Member] | Convertible Note One [Member]
Debt principal amount									$ 200,000
Fixed conversion price									$ 0.01
Shares issued upon conversion									$ 20,000,000
Debt issuance date									Jan. 08, 2020
Subsequent Event [Member] | Convertible Note Two [Member]
Debt principal amount									$ 25,000
Debt issuance date									Jul. 01, 2020
Subsequent Event [Member] | Convertible Note Three [Member]
Debt principal amount									$ 150,000
Fixed conversion price									$ 0.01
Shares issued upon conversion									$ 15,000,000
Debt issuance date									Jul. 01, 2020
Subsequent Event [Member] | Convertible Note Four [Member]
Debt principal amount									$ 200,000
Fixed conversion price									$ 0.005
Shares issued upon conversion									$ 40,000,000
Debt issuance date									Aug. 03, 2020
Subsequent Event [Member] | Convertible Note Five [Member]
Debt principal amount									$ 300,000
Fixed conversion price									$ 0.005
Shares issued upon conversion									$ 60,000,000
Debt issuance date									Aug. 24, 2020
Subsequent Event [Member] | Convertible Note Six [Member]
Debt principal amount									$ 325,000
Fixed conversion price									$ 0.015
Shares issued upon conversion									$ 21,666,667
Debt issuance date									Sep. 30, 2020
Subsequent Event [Member] | Convertible Note Seven [Member]
Debt principal amount									$ 400,000
Fixed conversion price									$ 0.0035
Shares issued upon conversion									$ 34,285,714
Debt issuance date									Nov. 17, 2020
Subsequent Event [Member] | Three Promissory Notes [Member]
Debt interest rate						4.00%
Purchase price						$ 1,404,000
Subsequent Event [Member] | Promissory Note One [Member]
Debt converted into common stock value					$ 200,000
Debt converted into common stock shares					20,000,000
Subsequent Event [Member] | Promissory Note Two [Member]
Debt converted into common stock value					$ 150,000
Debt converted into common stock shares					15,000,000
Subsequent Event [Member] | Promissory Note Three [Member]
Debt converted into common stock value					$ 100,000
Debt converted into common stock shares					20,000,000
Subsequent Event [Member] | Promissory Note [Member]
Debt converted into common stock value		$ 325,000	$ 200,000
Debt converted into common stock shares		21,666,667	40,000,000
Subsequent Event [Member] | Note Purchase Agreement [Member] | Convertible Promissory Note [Member]
Debt principal amount												$ 114,500
Proceeds from convertible debt												$ 100,000
Debt description												(i) has a one-time interest charge of five percent (5%); (ii) is due and payable 90-days from issuance; and, (iii) can be converted into shares of the Company's common stock upon an event of default, at a conversion price the lesser equal to of: (a) $0.01, or (b) 61% multiplied by the average of the two lowest trading prices for our Common Stock during the 20-days prior to the date of the conversion.
Debt interest rate												5.00%
Subsequent Event [Member] | Notes Settlement Agreement [Member] | Blue Citi Notes [Member]
Ownership percentage									9.99%
Agreement terms									All accrued and unpaid interest under the Blue Citi Notes shall be nullified in full and be deemed to be zero, and no further interest of any amount shall accrue on any of the Blue Citi Notes.All accrued and unpaid interest under the Blue Citi Notes shall be nullified in full and be deemed to be zero, and no further interest of any amount shall accrue on any of the Blue Citi Notes.The Company shall have no right to prepayment, or any other right to repay in cash, any of the Blue Citi Notes. Similarly, Blue Citi shall have no right to demand cash payment under any of the Blue Citi Notes.Blue Citi shall be limited in its sales of our common stock to a maximum of fifty million (50,000,000) shares each calendar week. However, in the event that the total volume of traded shares for our common stock exceeds three hundred million (300,000,000) in any calendar week, then the trading limitation for the following calendar week shall be increased to seventy five million (75,000,000) shares of common stock.
Subsequent Event [Member] | Geneva Exchange Agreement [Member] | Convertible Promissory Note [Member]
Debt principal amount						$ 63,000
Debt maturity date						Sep. 10, 2021
Number of shares exchanged						6,560
Subsequent Event [Member] | Series B Preferred Stock [Member]
Shares issued during the period, new issues					7,800								3,800
Subsequent Event [Member] | Series B Preferred Stock [Member] | Investor [Member]
Proceeds from investor													$ 35,000
Proceeds from issuance of preferred stock					$ 75,000